LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 3.1%
42,190	Mercury Systems, Inc.(a)	$ 2,401,515

	ASSET MANAGEMENT - 6.1%
105,657	Invesco Ltd.	2,394,265
63,291	Janus Henderson Group PLC	2,335,481
		4,729,746
	AUTOMOTIVE - 3.1%
111,994	Dana, Inc.	2,427,470

	BIOTECH & PHARMA - 9.0%
94,620	Bausch Health Companies, Inc.(a)	2,324,850
142,884	Innoviva, Inc.(a)	2,290,514
210,580	Ironwood Pharmaceuticals, Inc.(a)	2,348,064
		6,963,428
	CHEMICALS - 5.9%
71,061	GCP Applied Technologies, Inc.(a)	2,266,907
64,921	Huntsman Corporation	2,326,187
		4,593,094
	ENGINEERING & CONSTRUCTION - 3.0%
33,669	AECOM	2,327,544

	FOOD - 2.9%
57,126	TreeHouse Foods, Inc.(a)	2,212,608

	HEALTH CARE FACILITIES & SERVICES - 2.9%
93,413	Mednax, Inc.(a)	2,283,958

	HOME & OFFICE PRODUCTS - 3.0%
99,578	Newell Brands, Inc.	2,311,321

	INSURANCE - 3.0%
106,276	eHealth, Inc.(a)	2,322,245

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INTERNET MEDIA & SERVICES - 3.1%
31,474	GoDaddy, Inc., Class A(a)	$ 2,382,915

	LEISURE FACILITIES & SERVICES - 6.0%
18,654	Papa John's International, Inc.	2,302,842
41,579	Restaurant Brands International, Inc.	2,327,186
		4,630,028
	MACHINERY - 2.9%
95,981	Welbilt, Inc.(a)	2,279,632

	OIL & GAS PRODUCERS - 8.9%
20,218	Cheniere Energy, Inc.	2,262,417
149,868	Delek US Holdings, Inc.(a)	2,326,257
60,782	Occidental Petroleum Corporation	2,289,740
		6,878,414
	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
25,085	Howard Hughes Corporation(a)	2,415,939

	SOFTWARE - 9.0%
66,971	ACI Worldwide, Inc.(a)	2,301,895
34,069	CommVault Systems, Inc.(a)	2,298,334
99,126	Evolent Health, Inc., Class A(a)	2,350,371
		6,950,600
	SPECIALTY FINANCE - 3.0%
127,687	SLM Corporation	2,341,826

	TECHNOLOGY HARDWARE - 6.0%
21,531	Seagate Technology Holdings PLC	2,307,060
111,498	Xerox Holdings Corporation	2,353,735
		4,660,795
	TECHNOLOGY SERVICES - 12.2%
494,875	Conduent, Inc.(a)	2,341,027
77,045	Green Dot Corporation, Class A(a)	2,443,197
24,749	Insight Enterprises, Inc.(a)	2,330,129

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 12.2% (Continued)
125,117	Nielsen Holdings PLC	$ 2,359,716
		9,474,069
	WHOLESALE - DISCRETIONARY - 3.0%
42,245	LKQ Corporation	2,318,841

	TOTAL COMMON STOCKS (Cost $74,568,683)	76,905,988

	TOTAL INVESTMENTS - 99.2% (Cost $74,568,683)	$ 76,905,988
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	586,647
	NET ASSETS - 100.0%	$ 77,492,635

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.

Diversification of Assets
Country	% of Net Assets
United States	81.1%
Canada	6.0%
Bermuda	3.1%
United Kingdom	3.1%
Jersey	3.0%
Ireland	3.0%
Total	99.2%
Other Assets Less Liabilities - Net	0.8%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 3.3%
22,495	L3Harris Technologies, Inc.	$ 4,707,979

	BANKING - 3.3%
46,124	BOK Financial Corporation	4,730,016

	CHEMICALS - 3.0%
44,771	Ashland Global Holdings, Inc.	4,299,807

	CONTAINERS & PACKAGING - 3.5%
43,472	Crown Holdings, Inc.	4,973,197

	ELECTRIC UTILITIES - 3.2%
131,979	Brookfield Renewable Corporation	4,516,321

	HEALTH CARE FACILITIES & SERVICES - 5.8%
18,605	HCA Healthcare, Inc.	4,466,130
27,698	Quest Diagnostics, Inc.	3,739,784
		8,205,914
	HOME & OFFICE PRODUCTS - 3.1%
20,682	Whirlpool Corporation	4,347,150

	INSTITUTIONAL FINANCIAL SERVICES - 10.2%
82,718	Bank of New York Mellon Corporation	4,901,869
35,202	Evercore, Inc., Class A	4,393,914
166,618	Virtu Financial, Inc., Class A	5,153,494
		14,449,277
	INSURANCE - 10.2%
30,933	Assurant, Inc.	4,717,592
145,489	Equitable Holdings, Inc.	4,894,250
72,164	Voya Financial, Inc.	4,904,265
		14,516,107
	OIL & GAS PRODUCERS - 3.8%
75,373	Marathon Petroleum Corporation	5,408,013

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 10.5%
20,297	Advance Auto Parts, Inc.	$ 4,698,958
96,798	Kohl's Corporation	5,779,808
18,648	Lowe's Companies, Inc.	4,426,103
		14,904,869
	SPECIALTY FINANCE - 13.3%
100,925	Ally Financial, Inc.	4,816,141
334,298	MGIC Investment Corporation	5,074,644
244,856	SLM Corporation	4,490,659
103,649	Synchrony Financial	4,414,411
		18,795,855
	TECHNOLOGY HARDWARE - 9.6%
126,536	HP, Inc.	4,647,668
45,081	Lumentum Holdings, Inc.(a)	4,574,820
210,377	Xerox Holdings Corporation	4,441,058
		13,663,546
	TECHNOLOGY SERVICES - 6.1%
23,400	CDW Corporation/DE	4,423,770
14,390	Gartner, Inc.(a)	4,229,077
		8,652,847
	TELECOMMUNICATIONS - 3.3%
378,147	Lumen Technologies, Inc.	4,673,897

	TRANSPORTATION EQUIPMENT - 3.6%
133,637	Allison Transmission Holdings, Inc.	5,076,869

	WHOLESALE - DISCRETIONARY - 3.1%
80,795	LKQ Corporation	4,434,838

	TOTAL COMMON STOCKS (Cost $142,692,556)	140,356,502

	TOTAL INVESTMENTS - 98.9% (Cost $142,692,556)	$ 140,356,502
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,624,295
	NET ASSETS - 100.0%	$ 141,980,797
(a)	Non-income producing security

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 0.9%
17,879	Textron, Inc.	$ 1,216,845

	APPAREL & TEXTILE PRODUCTS - 1.0%
33,381	Tapestry, Inc.	1,266,809

	ASSET MANAGEMENT - 2.0%
8,456	Affiliated Managers Group, Inc.	1,236,352
4,525	Ameriprise Financial, Inc.	1,377,003
		2,613,355
	BANKING - 9.6%
29,804	Bank of America Corporation	1,375,157
12,955	BOK Financial Corporation	1,328,535
15,534	Comerica, Inc.	1,441,245
31,055	Fifth Third Bancorp	1,385,985
58,451	KeyCorporation	1,464,781
16,599	Popular, Inc.	1,480,132
28,238	Synovus Financial Corporation	1,405,123
27,377	Wells Fargo & Company	1,472,882
21,380	Zions Bancorp	1,449,992
		12,803,832
	CABLE & SATELLITE - 1.0%
2,130	Charter Communications, Inc., Class A(a)	1,263,814

	CHEMICALS - 4.0%
12,989	Ashland Global Holdings, Inc.	1,247,464
8,247	Celanese Corporation	1,284,140
56,503	Element Solutions, Inc.	1,267,927
39,047	Huntsman Corporation	1,399,055
		5,198,586
	COMMERCIAL SUPPORT SERVICES - 1.1%
12,556	Robert Half International, Inc.	1,422,093

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	CONSTRUCTION MATERIALS - 0.9%
8,319	Eagle Materials, Inc.	$ 1,213,326

	CONTAINERS & PACKAGING - 1.1%
12,698	Crown Holdings, Inc.	1,452,651

	E-COMMERCE DISCRETIONARY - 0.9%
20,826	eBay, Inc.	1,251,018

	ELECTRICAL EQUIPMENT - 1.8%
6,461	Acuity Brands, Inc.	1,237,475
6,789	Keysight Technologies, Inc.(a)	1,146,119
		2,383,594
	ENGINEERING & CONSTRUCTION - 0.9%
17,916	AECOM	1,238,533

	FOOD - 2.0%
32,866	Hain Celestial Group, Inc.(a)	1,200,595
49,401	Pilgrim's Pride Corporation(a)	1,381,746
		2,582,341
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
17,696	Louisiana-Pacific Corporation	1,175,722

	HEALTH CARE FACILITIES & SERVICES - 3.9%
5,438	HCA Healthcare, Inc.	1,305,392
4,572	Laboratory Corp of America Holdings(a)	1,240,658
5,612	McKesson Corporation	1,440,712
8,376	Quest Diagnostics, Inc.	1,130,928
		5,117,690
	HOME & OFFICE PRODUCTS - 1.8%
29,062	Tempur Sealy International, Inc.	1,156,958
5,924	Whirlpool Corporation	1,245,166
		2,402,124
	HOME CONSTRUCTION - 4.6%
13,270	Fortune Brands Home & Security, Inc.	1,249,636

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	HOME CONSTRUCTION - 4.6% (Continued)
20,104	Masco Corporation	$ 1,273,186
7,536	Mohawk Industries, Inc.(a)	1,189,708
237	NVR, Inc.(a)	1,262,551
19,676	Toll Brothers, Inc.	1,160,294
		6,135,375
	HOUSEHOLD PRODUCTS - 0.9%
13,684	Spectrum Brands Holdings, Inc.	1,223,076

	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,708	WW Grainger, Inc.	1,340,758

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
23,565	Bank of New York Mellon Corporation	1,396,462
9,966	Evercore, Inc., Class A	1,243,956
13,660	Morgan Stanley	1,400,696
47,968	Virtu Financial, Inc., Class A	1,483,651
		5,524,765
	INSURANCE - 7.3%
23,898	American International Group, Inc.	1,380,110
4,588	Berkshire Hathaway, Inc., Class B(a)	1,436,136
41,406	Equitable Holdings, Inc.	1,392,898
19,768	Hartford Financial Services Group, Inc.	1,420,726
21,658	MetLife, Inc.	1,452,384
18,707	Principal Financial Group, Inc.	1,366,733
12,502	Prudential Financial, Inc.	1,394,848
		9,843,835
	INTERNET MEDIA & SERVICES - 1.8%
4,066	Meta Platforms, Inc., Class A(a)	1,273,716
5,487	VeriSign, Inc.(a)	1,191,667
		2,465,383
	LEISURE FACILITIES & SERVICES - 3.8%
2,521	Domino's Pizza, Inc.	1,146,173
8,873	Hilton Worldwide Holdings, Inc.(a)	1,287,561
29,903	MGM Resorts International	1,277,456

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	LEISURE FACILITIES & SERVICES - 3.8% (Continued)
10,153	Yum! Brands, Inc.	$ 1,270,851
		4,982,041
	MACHINERY - 2.0%
22,790	Ingersoll Rand, Inc.	1,281,026
13,930	Toro Company	1,345,359
		2,626,385
	OIL & GAS PRODUCERS - 1.3%
18,788	ConocoPhillips	1,664,993

	PUBLISHING & BROADCASTING - 1.1%
8,846	Nexstar Media Group, Inc., Class A	1,462,951

	RETAIL - CONSUMER STAPLES - 1.9%
5,921	Dollar General Corporation	1,234,410
6,017	Target Corporation	1,326,327
		2,560,737
	RETAIL - DISCRETIONARY - 10.9%
5,841	Advance Auto Parts, Inc.	1,352,250
11,861	AutoNation, Inc.(a)	1,292,849
674	AutoZone, Inc.(a)	1,338,800
19,686	Bath & Body Works, Inc.	1,103,794
16,472	Builders FirstSource, Inc.(a)	1,119,931
11,905	Dick's Sporting Goods, Inc.	1,373,837
3,402	Home Depot, Inc.	1,248,466
27,145	Kohl's Corporation	1,620,829
5,424	Lowe's Companies, Inc.	1,287,386
1,993	O'Reilly Automotive, Inc.(a)	1,298,938
8,095	Williams-Sonoma, Inc.	1,299,571
		14,336,651
	SEMICONDUCTORS - 3.4%
8,614	Applied Materials, Inc.	1,190,283
3,195	KLA Corporation	1,243,717
1,918	Lam Research Corporation	1,131,467

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
8,329	Teradyne, Inc.	$ 978,074
		4,543,541
	SOFTWARE - 1.0%
16,055	Oracle Corporation	1,303,024

	SPECIALTY FINANCE - 7.0%
28,294	Ally Financial, Inc.	1,350,190
8,237	American Express Company	1,481,177
9,296	Capital One Financial Corporation	1,364,002
2,074	Credit Acceptance Corporation(a)	1,119,047
11,642	Discover Financial Services	1,347,562
70,411	SLM Corporation	1,291,338
29,181	Synchrony Financial	1,242,819
		9,196,135
	STEEL - 2.8%
11,947	Nucor Corporation	1,211,426
8,496	Reliance Steel & Aluminum Company	1,298,868
22,232	Steel Dynamics, Inc.	1,234,321
		3,744,615
	TECHNOLOGY HARDWARE - 3.0%
7,635	Apple, Inc.	1,334,445
10,170	Arrow Electronics, Inc.(a)	1,261,080
36,553	HP, Inc.	1,342,592
		3,938,117
	TECHNOLOGY SERVICES - 1.9%
6,743	CDW Corporation/DE	1,274,764
4,286	Gartner, Inc.(a)	1,259,613
		2,534,377
	TRANSPORTATION & LOGISTICS - 3.0%
37,247	CSX Corporation	1,274,592
4,739	Norfolk Southern Corporation	1,288,961
5,566	Union Pacific Corporation	1,361,165
		3,924,718

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0%
23,597	LKQ Corporation	$ 1,295,239

	TOTAL COMMON STOCKS (Cost $129,395,578)	129,249,049

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
32,511	American Homes 4 Rent, Class A	1,272,155

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,251,684)	1,272,155

	TOTAL INVESTMENTS - 98.7% (Cost $130,647,262)	$ 130,521,204
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	1,688,646
	NET ASSETS - 100.0%	$ 132,209,850

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2%
	AEROSPACE & DEFENSE - 0.0%(a)
159	L3Harris Technologies, Inc.	$ 33,277

	APPAREL & TEXTILE PRODUCTS - 0.2%
1,367	NIKE, Inc., Class B	202,412

	ASSET MANAGEMENT - 0.3%
133	Ameriprise Financial, Inc.	40,473
145	BlackRock, Inc.	119,326
2,000	Charles Schwab Corporation	175,400
309	T Rowe Price Group, Inc.	47,719
		382,918
	AUTOMOTIVE - 1.3%
1,480	Tesla, Inc.(b)	1,386,346

	BANKING - 0.8%
5,981	Bank of America Corporation	275,963
350	First Republic Bank	60,757
2,602	JPMorgan Chase & Company	386,658
111	Signature Bank	33,814
109	SVB Financial Group(b)	63,645
		820,837
	BEVERAGES - 0.2%
370	Monster Beverage Corporation(b)	32,086
1,139	PepsiCo, Inc.	197,640
		229,726
	BIOTECH & PHARMA - 1.4%
1,870	AbbVie, Inc.	255,984
453	Amgen, Inc.	102,894
1,591	Eli Lilly & Company	390,416
707	Moderna, Inc.(b)	119,716
6,042	Pfizer, Inc.	318,353
208	Regeneron Pharmaceuticals, Inc.(b)	126,587
300	Vertex Pharmaceuticals, Inc.(b)	72,915

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	BIOTECH & PHARMA - 1.4% (Continued)
629	Zoetis, Inc.	$ 125,668
		1,512,533
	CHEMICALS - 0.2%
155	Albemarle Corporation	34,215
252	Sherwin-Williams Company	72,200
		106,415
	COMMERCIAL SUPPORT SERVICES - 0.1%
79	Cintas Corporation	30,931
387	Waste Management, Inc.	58,220
		89,151
	CONSTRUCTION MATERIALS - 0.0%(a)
66	Martin Marietta Materials, Inc.	25,682

	DATA CENTER REIT - 0.1%
79	Equinix, Inc.	57,267

	DIVERSIFIED INDUSTRIALS - 0.0%(a)
228	Illinois Tool Works, Inc.	53,334

	E-COMMERCE DISCRETIONARY - 2.3%
852	Amazon.com, Inc.(b)	2,548,732
937	eBay, Inc.	56,286
248	Etsy, Inc.(b)	38,956
		2,643,974
	ELECTRICAL EQUIPMENT - 0.1%
618	Amphenol Corporation, Class A	49,187
116	Generac Holdings, Inc.(b)	32,756
275	Keysight Technologies, Inc.(b)	46,426
115	Rockwell Automation, Inc.	33,260
		161,629
	HEALTH CARE FACILITIES & SERVICES - 0.5%
96	Charles River Laboratories International, Inc.(b)	31,657
275	HCA Healthcare, Inc.	66,014
282	IQVIA Holdings, Inc.(b)	69,062

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.5% (Continued)
780	UnitedHealth Group, Inc.	$ 368,604
		535,337
	HOME CONSTRUCTION - 0.0%(a)
338	DR Horton, Inc.	30,156

	HOUSEHOLD PRODUCTS - 0.1%
266	Estee Lauder Companies, Inc., Class A	82,936

	INDUSTRIAL REIT - 0.2%
486	Duke Realty Corporation	28,081
895	Prologis, Inc.	140,353
		168,434
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
547	Fastenal Company	31,004

	INFRASTRUCTURE REIT - 0.2%
463	American Tower Corporation, A	116,445
379	Crown Castle International Corporation	69,171
117	SBA Communications Corporation	38,076
		223,692
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
652	Goldman Sachs Group, Inc.	231,252
640	Intercontinental Exchange, Inc.	81,062
1,359	Morgan Stanley	139,352
181	Nasdaq, Inc.	32,437
		484,103
	INSURANCE - 0.1%
616	Marsh & McLennan Companies, Inc.	94,642

	INTERNET MEDIA & SERVICES - 3.2%
591	Alphabet, Inc., Class A(b)	1,599,287
4,722	Meta Platforms, Inc., Class A(b)	1,479,214
879	Netflix, Inc.(b)	375,456

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	INTERNET MEDIA & SERVICES - 3.2% (Continued)
741	Twitter, Inc.(b)	$ 27,795
		3,481,752
	LEISURE FACILITIES & SERVICES - 0.4%
36	Chipotle Mexican Grill, Inc.(b)	53,481
217	Hilton Worldwide Holdings, Inc.(b)	31,489
659	McDonald's Corporation	170,977
1,168	Starbucks Corporation	114,838
272	Yum! Brands, Inc.	34,046
		404,831
	MACHINERY - 0.1%
251	Deere & Company	94,476

	MEDICAL EQUIPMENT & DEVICES - 1.6%
1,860	Abbott Laboratories	237,076
360	Agilent Technologies, Inc.	50,155
144	Align Technology, Inc.(b)	71,274
72	Bio-Techne Corporation	27,102
861	Danaher Corporation	246,064
189	DexCom, Inc.(b)	81,361
773	Edwards Lifesciences Corporation(b)	84,412
112	IDEXX Laboratories, Inc.(b)	56,818
149	Illumina, Inc.(b)	51,974
487	Intuitive Surgical, Inc.(b)	138,396
27	Mettler-Toledo International, Inc.(b)	39,762
242	PerkinElmer, Inc.	41,665
165	ResMed, Inc.	37,719
271	Stryker Corporation	67,222
779	Thermo Fisher Scientific, Inc.	452,832
85	Waters Corporation(b)	27,210
149	West Pharmaceutical Services, Inc.	58,590
		1,769,632
	METALS & MINING - 0.0%(a)
1,267	Freeport-McMoRan, Inc.	47,158

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	OIL & GAS PRODUCERS - 0.2%
1,220	Devon Energy Corporation	$ 61,695
324	Diamondback Energy, Inc.	40,876
523	EOG Resources, Inc.	58,304
240	Pioneer Natural Resources Company	52,534
		213,409
	REAL ESTATE SERVICES - 0.0%(a)
320	CBRE Group, Inc., Class A(b)	32,429

	RENEWABLE ENERGY - 0.0%(a)
268	Enphase Energy, INC.(b)	37,646

	RESIDENTIAL REIT - 0.0%(a)
139	Mid-America Apartment Communities, Inc.	28,729

	RETAIL - CONSUMER STAPLES - 0.3%
443	Costco Wholesale Corporation	223,773
508	Target Corporation	111,978
		335,751
	RETAIL - DISCRETIONARY - 1.0%
39	AutoZone, Inc.(b)	77,468
1,563	Home Depot, Inc.	573,589
1,349	Lowe's Companies, Inc.	320,185
126	O'Reilly Automotive, Inc.(b)	82,121
214	Tractor Supply Company	46,718
		1,100,081
	RETAIL REIT - 0.0%(a)
373	Simon Property Group, Inc.	54,906

	SELF-STORAGE REIT - 0.1%
263	Extra Space Storage, Inc.	52,124
179	Public Storage	64,177
		116,301
	SEMICONDUCTORS - 2.7%
2,394	Advanced Micro Devices, Inc.(b)	273,515

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
1,758	Applied Materials, Inc.	$ 242,920
458	Broadcom, Inc.	268,333
296	KLA Corporation	115,224
274	Lam Research Corporation	161,638
515	Microchip Technology, Inc.	39,902
81	Monolithic Power Systems, Inc.	32,637
4,850	NVIDIA Corporation	1,187,571
2,183	QUALCOMM, Inc.	383,684
314	Teradyne, Inc.	36,873
888	Texas Instruments, Inc.	159,387
352	Xilinx, Inc.	68,130
		2,969,814
	SOFTWARE - 6.0%
941	Adobe, Inc.(b)	502,776
106	ANSYS, Inc.(b)	36,041
276	Autodesk, Inc.(b)	68,942
560	Cadence Design Systems, Inc.(b)	85,198
286	Fortinet, Inc.(b)	85,011
567	Intuit, Inc.	314,815
15,092	Microsoft Corporation	4,693,311
3,252	Oracle Corporation	263,932
1,174	salesforce.com, Inc.(b)	273,108
395	ServiceNow, Inc.(b)	231,383
202	Synopsys, Inc.(b)	62,721
		6,617,238
	SPECIALTY FINANCE - 0.2%
530	American Express Company	95,304
394	Capital One Financial Corporation	57,812
560	Discover Financial Services	64,820
		217,936
	STEEL - 0.0%(a)
297	Nucor Corporation	30,116

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	TECHNOLOGY HARDWARE - 5.1%
30,252	Apple, Inc.	$ 5,287,445
445	Arista Networks, Inc.(b)	55,318
3,757	Cisco Systems, Inc.	209,152
1,125	HP, Inc.	41,321
193	Motorola Solutions, Inc.	44,764
73	Zebra Technologies Corporation, Class A(b)	37,166
		5,675,166
	TECHNOLOGY SERVICES - 1.3%
442	Automatic Data Processing, Inc.	91,127
155	CDW Corporation/DE	29,303
110	EPAM Systems, Inc.(b)	52,375
241	Equifax, Inc.	57,782
164	Gartner, Inc.(b)	48,198
784	Mastercard, Inc., Class A	302,922
213	Moody's Corporation	73,059
165	MSCI, Inc.	88,460
333	Paychex, Inc.	39,214
1,212	PayPal Holdings, Inc.(b)	208,391
294	S&P Global, Inc.	122,075
164	Verisk Analytics, Inc.	32,165
1,386	Visa, Inc., Class A	313,472
		1,458,543
	TRANSPORTATION & LOGISTICS - 0.4%
331	Expeditors International of Washington, Inc.	37,893
186	Old Dominion Freight Line, Inc.	56,159
513	Union Pacific Corporation	125,454
618	United Parcel Service, Inc., Class B	124,966
		344,472
	WHOLESALE - DISCRETIONARY - 0.1%
286	Copart, Inc.(b)	36,966
77	Pool Corporation	36,671
		73,637

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 31.2% (Continued)
	TOTAL COMMON STOCKS (Cost $36,570,960)	$ 34,459,828

	EXCHANGE-TRADED FUNDS — 67.7%
	EQUITY - 67.7%
223,305	iShares Core MSCI Emerging Markets ETF	13,304,512
451,403	Schwab Emerging Markets Equity ETF	13,515,006
322,165	SPDR Portfolio Emerging Markets ETF	13,450,389
438,448	SPDR Portfolio S&P 500 Value ETF	18,085,980
184,857	SPDR S&P 600 Small Cap Growth ETF	15,415,225
13,378	SPDR S&P 600 Small CapValue ETF	1,084,688
		74,855,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,257,753)	74,855,800

	TOTAL INVESTMENTS - 98.9% (Cost $112,828,713)	$ 109,315,628
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,190,246
	NET ASSETS - 100.0%	$ 110,505,874

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6%
	AEROSPACE & DEFENSE — 2.6%
156,000	Boeing Company		4.8750	05/01/25	$ 168,134
252,000	Boeing Company		2.1960	02/04/26	247,991
156,000	Boeing Company		5.1500	05/01/30	175,756
104,000	Boeing Company		5.7050	05/01/40	125,487
104,000	Boeing Company		5.8050	05/01/50	131,077
104,000	Boeing Company		5.9300	05/01/60	132,460
368,000	Bombardier, Inc.(a)		7.8750	04/15/27	372,091
22,000	Howmet Aerospace, Inc.		6.8750	05/01/25	24,354
156,000	Raytheon Technologies Corporation		4.1250	11/16/28	170,337
104,000	Raytheon Technologies Corporation		4.5000	06/01/42	120,717
368,000	TransDigm, Inc.		5.5000	11/15/27	370,439
					2,038,843
	AUTOMOTIVE — 0.9%
368,000	Ford Motor Company		4.7500	01/15/43	377,116
260,000	Ford Motor Company		5.2910	12/08/46	285,732
					662,848
	BANKING — 8.3%
252,000	Bank of America Corporation		3.3000	01/11/23	257,455
252,000	Bank of America Corporation(b)	US0003M + 0.790%	3.0040	12/20/23	255,948
252,000	Bank of America Corporation	SOFRRATE + 0.960%	1.7340	07/22/27	244,535
252,000	Bank of America Corporation(b)	US0003M + 1.040%	3.4190	12/20/28	261,849
156,000	Bank of America Corporation(b)	US0003M + 1.310%	4.2710	07/23/29	169,479
156,000	Bank of America Corporation(b)	ICE LIBOR USD 3 Month + 1.210%	3.9740	02/07/30	167,185
252,000	Bank of America Corporation(b)	US0003M + 0.990%	2.4960	02/13/31	245,112
252,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	246,887
252,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	229,992

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	BANKING — 8.3% (Continued)
252,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	$ 249,477
156,000	Bank of America Corporation(b)	US0003M + 3.150%	4.0830	03/20/51	176,146
252,000	Citigroup, Inc.(b)	SOFRRATE + 2.842%	3.1060	04/08/26	258,787
156,000	Citigroup, Inc.		4.4500	09/29/27	169,679
156,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	171,914
252,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	245,698
252,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	251,007
252,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	243,887
252,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.510%	2.7390	10/15/30	250,530
156,000	JPMorgan Chase & Company(b)	SOFRRATE + 3.790%	4.4930	03/24/31	174,416
252,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.250%	2.5800	04/22/32	245,257
104,000	JPMorgan Chase & Company		6.4000	05/15/38	144,560
156,000	JPMorgan Chase & Company(b)	US0003M + 1.380%	3.9640	11/15/48	171,166
156,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	157,201
252,000	Wells Fargo & Company		3.0000	04/22/26	258,999
252,000	Wells Fargo & Company		3.0000	10/23/26	259,030
252,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	250,034
252,000	Wells Fargo & Company(b)	US0003M + 1.170%	2.8790	10/30/30	253,833
252,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	243,900
104,000	Wells Fargo & Company(b)	US0003M + 4.240%	5.0130	04/04/51	133,835
					6,387,798
	BEVERAGES — 0.9%
156,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	165,229
104,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	119,683
104,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	123,674
104,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	117,915
104,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	134,675
					661,176
	BIOTECH & PHARMA — 4.2%
252,000	AbbVie, Inc.		2.6000	11/21/24	256,653
252,000	AbbVie, Inc.		3.6000	05/14/25	263,894
252,000	AbbVie, Inc.		2.9500	11/21/26	258,885
252,000	AbbVie, Inc.		3.2000	11/21/29	259,868
156,000	AbbVie, Inc.		4.0500	11/21/39	168,862

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	BIOTECH & PHARMA — 4.2% (Continued)
104,000	AbbVie, Inc.	4.2500	11/21/49	$ 115,949
104,000	Amgen, Inc.	4.6630	06/15/51	123,474
104,000	AstraZeneca plc	6.4500	09/15/37	146,528
368,000	Bausch Health Companies, Inc.(a)	6.2500	02/15/29	311,954
156,000	Bristol-Myers Squibb Company	3.4000	07/26/29	165,817
104,000	Bristol-Myers Squibb Company	4.2500	10/26/49	120,547
368,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)	6.1250	04/01/29	349,966
104,000	GlaxoSmithKline Capital, Inc.	6.3750	05/15/38	146,132
368,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	371,271
104,000	Pfizer, Inc.	7.2000	03/15/39	159,944
				3,219,744
	CABLE & SATELLITE — 4.0%
368,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	379,720
368,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	364,822
368,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	359,956
368,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	352,088
156,000	Charter Communications Operating, LLC / Charter	4.9080	07/23/25	168,585
104,000	Charter Communications Operating, LLC / Charter	6.4840	10/23/45	131,246
156,000	Comcast Corporation	4.1500	10/15/28	171,818
8,000	Comcast Corporation	4.6000	10/15/38	9,312
12,000	Comcast Corporation	4.7000	10/15/48	14,395
118,000	Comcast Corporation(a)	2.8870	11/01/51	107,073
124,000	Comcast Corporation(a)	2.9370	11/01/56	110,221
356,000	DISH DBS Corporation	5.8750	11/15/24	359,688
208,000	DISH DBS Corporation	7.7500	07/01/26	214,593
368,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	351,162
				3,094,679
	COMMERCIAL SUPPORT SERVICES — 0.5%
356,000	Prime Security Services Borrower, LLC / Prime(a)	5.7500	04/15/26	369,455

	DIVERSIFIED INDUSTRIALS — 0.1%
57,000	General Electric Company	6.7500	03/15/32	74,931

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	E-COMMERCE DISCRETIONARY — 0.4%
156,000	Amazon.com, Inc.	3.1500	08/22/27	$ 164,220
104,000	Amazon.com, Inc.	4.0500	08/22/47	118,699
				282,919
	ELECTRIC UTILITIES — 0.7%
260,000	FirstEnergy Corporation	4.4000	07/15/27	265,169
208,000	FirstEnergy Corporation	7.3750	11/15/31	266,744
				531,913
	FOOD — 3.4%
356,000	Kraft Heinz Foods Company	3.0000	06/01/26	359,859
356,000	Kraft Heinz Foods Company	3.8750	05/15/27	370,013
36,000	Kraft Heinz Foods Company	4.2500	03/01/31	38,549
156,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	221,011
208,000	Kraft Heinz Foods Company	5.0000	06/04/42	237,618
208,000	Kraft Heinz Foods Company	5.2000	07/15/45	241,810
208,000	Kraft Heinz Foods Company	4.3750	06/01/46	220,636
208,000	Kraft Heinz Foods Company	4.8750	10/01/49	237,742
368,000	Post Holdings, Inc.(a)	4.6250	04/15/30	355,183
368,000	Post Holdings, Inc.(a)	4.5000	09/15/31	350,675
				2,633,096
	HEALTH CARE FACILITIES & SERVICES — 5.9%
356,000	Centene Corporation	4.6250	12/15/29	370,754
368,000	Centene Corporation	3.3750	02/15/30	361,713
368,000	Centene Corporation	3.0000	10/15/30	357,657
368,000	Centene Corporation	2.5000	03/01/31	342,608
368,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	364,441
156,000	Cigna Corporation	4.3750	10/15/28	171,736
104,000	Cigna Corporation	4.9000	12/15/48	123,650
104,000	CVS Health Corp.	5.0500	03/25/48	127,866
72,000	CVS Health Corporation	4.3000	03/25/28	78,498
104,000	CVS Health Corporation	4.7800	03/25/38	120,407
104,000	CVS Health Corporation	5.1250	07/20/45	126,982
368,000	DaVita, Inc.(a)	4.6250	06/01/30	358,587
368,000	DaVita, Inc.(a)	3.7500	02/15/31	338,738
208,000	HCA, Inc.	5.3750	02/01/25	222,844

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 5.9% (Continued)
208,000	HCA, Inc.		5.8750	02/15/26	$ 226,690
208,000	HCA, Inc.		5.6250	09/01/28	231,944
356,000	HCA, Inc.		3.5000	09/01/30	356,598
368,000	Tenet Healthcare Corporation(a)		6.1250	10/01/28	369,189
					4,650,902
	HOME & OFFICE PRODUCTS — 0.3%
208,000	Newell Brands, Inc.		4.2000	04/01/26	218,682

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
252,000	Goldman Sachs Group, Inc.		3.5000	04/01/25	261,994
156,000	Goldman Sachs Group, Inc.(b)	US0003M + 1.301%	4.2230	05/01/29	168,178
252,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.281%	2.6150	04/22/32	244,395
104,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	140,843
104,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	143,007
156,000	Morgan Stanley		3.8750	01/27/26	165,588
252,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	243,407
156,000	Morgan Stanley(b)	US0003M + 1.628%	4.4310	01/23/30	172,487
252,000	Morgan Stanley(b)	SOFRRATE + 1.143%	2.6990	01/22/31	250,114
					1,790,013
	INTERNET MEDIA & SERVICES — 0.6%
208,000	Netflix, Inc.		4.8750	04/15/28	228,644
208,000	Netflix, Inc.		5.8750	11/15/28	241,284
					469,928
	LEISURE FACILITIES & SERVICES — 2.7%
368,000	Carnival Corporation(a)		7.6250	03/01/26	376,027
368,000	Carnival Corporation(a)		5.7500	03/01/27	354,134
368,000	Hilton Domestic Operating Company, Inc.(a)		3.6250	02/15/32	349,863
368,000	NCL Corporation Ltd.(a)		5.8750	03/15/26	351,149
368,000	New Red Finance, Inc.(a)		4.0000	10/15/30	341,213
368,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	357,933
					2,130,319
	MEDICAL EQUIPMENT & DEVICES — 0.2%
104,000	Abbott Laboratories		4.9000	11/30/46	133,189

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	METALS & MINING — 1.3%
368,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	$ 370,979
208,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	244,943
368,000	Novelis Corporation(a)	4.7500	01/30/30	367,615
				983,537
	OIL & GAS PRODUCERS — 5.9%
260,000	Apache Corporation	5.1000	09/01/40	273,126
368,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	366,683
368,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	379,196
104,000	ConocoPhillips	6.5000	02/01/39	146,474
208,000	Continental Resources Inc/OK(a)	5.7500	01/15/31	237,441
368,000	EQT Corporation	3.9000	10/01/27	371,323
368,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	344,733
368,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	372,370
208,000	Occidental Petroleum Corporation	2.9000	08/15/24	208,700
368,000	Occidental Petroleum Corporation	3.5000	08/15/29	363,041
208,000	Occidental Petroleum Corporation	8.8750	07/15/30	270,002
208,000	Occidental Petroleum Corporation	6.6250	09/01/30	244,475
208,000	Occidental Petroleum Corporation	6.1250	01/01/31	240,422
208,000	Occidental Petroleum Corporation	6.4500	09/15/36	253,006
104,000	Shell International Finance BV	6.3750	12/15/38	145,086
104,000	Shell International Finance BV	4.3750	05/11/45	121,030
208,000	Western Midstream Operating, L.P.	5.3000	02/01/30	218,217
				4,555,325
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
368,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	366,033
368,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	354,360
368,000	SBA Communications Corporation	3.8750	02/15/27	372,278
9,000	SBA Communications Corporation(a)	3.1250	02/01/29	8,401
359,000	SBA Communications Corporation	3.1250	02/01/29	335,118
				1,436,190
	RETAIL - CONSUMER STAPLES — 0.4%
368,000	Albertsons Companies Inc / Safeway Inc / New(a)	3.5000	03/15/29	348,065

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	RETAIL - DISCRETIONARY — 0.6% (Continued)
104,000	Home Depot, Inc.	5.8750	12/16/36	$ 140,874
368,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	337,341
				478,215
	SEMICONDUCTORS — 0.4%
156,000	Broadcom, Inc.(a)	3.1370	11/15/35	148,143
156,000	Broadcom, Inc.(a)	3.1870	11/15/36	148,455
				296,598
	SOFTWARE — 2.3%
252,000	Microsoft Corporation	2.4000	08/08/26	258,018
156,000	Microsoft Corporation	3.3000	02/06/27	165,771
252,000	Microsoft Corporation	2.5250	06/01/50	229,437
252,000	Microsoft Corporation	2.9210	03/17/52	246,629
252,000	Microsoft Corporation	2.6750	06/01/60	228,489
252,000	Oracle Corporation	2.5000	04/01/25	254,293
252,000	Oracle Corporation	3.6000	04/01/50	224,264
252,000	Oracle Corporation	3.8500	04/01/60	224,742
				1,831,643
	SPECIALTY FINANCE — 0.6%
208,000	OneMain Finance Corporation	6.8750	03/15/25	226,359
208,000	OneMain Finance Corporation	7.1250	03/15/26	229,006
				455,365
	TECHNOLOGY HARDWARE — 2.0%
252,000	Apple, Inc.	2.4000	05/03/23	256,175
252,000	Apple, Inc.	3.2500	02/23/26	264,227
156,000	Apple, Inc.	3.8500	05/04/43	172,997
104,000	Apple, Inc.	4.6500	02/23/46	128,897
104,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	118,087
368,000	Imola Merger Corporation(a)	4.7500	05/15/29	358,612
208,000	Western Digital Corporation	4.7500	02/15/26	219,017
				1,518,012
	TECHNOLOGY SERVICES — 0.5%
252,000	Visa, Inc.	3.1500	12/14/25	264,570
104,000	Visa, Inc.	4.3000	12/14/45	122,729
				387,299

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	TELECOMMUNICATIONS — 9.4%
156,000	AT&T, Inc.		4.3500	03/01/29	$ 171,540
156,000	AT&T, Inc.		4.3000	02/15/30	171,795
144,000	AT&T, Inc.		2.5500	12/01/33	135,525
144,000	AT&T, Inc.		3.5000	09/15/53	137,489
144,000	AT&T, Inc.		3.5500	09/15/55	136,203
240,000	AT&T, Inc.		3.8000	12/01/57	235,989
144,000	AT&T, Inc.		3.6500	09/15/59	136,966
104,000	British Telecommunications PLC		9.6250	12/15/30	148,684
104,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	146,938
316,000	Embarq Corporation		7.9950	06/01/36	325,760
368,000	Frontier Communications Corporation(a)		5.0000	05/01/28	365,162
104,000	Orange S.A.		9.0000	03/01/31	153,964
208,000	Sprint Capital Corporation		6.8750	11/15/28	248,774
156,000	Sprint Capital Corporation		8.7500	03/15/32	217,468
208,000	Sprint Corporation		7.8750	09/15/23	224,889
208,000	Sprint Corporation		7.1250	06/15/24	226,969
208,000	Sprint Corporation		7.6250	02/15/25	231,739
208,000	Sprint Corporation		7.6250	03/01/26	238,471
208,000	Telecom Italia Capital S.A.		7.2000	07/18/36	220,795
208,000	Telecom Italia Capital S.A.		7.7210	06/04/38	224,427
368,000	T-Mobile USA, Inc.		3.5000	04/15/31	359,647
156,000	Verizon Communications, Inc.		4.1250	03/16/27	169,216
156,000	Verizon Communications, Inc.		4.3290	09/21/28	171,913
156,000	Verizon Communications, Inc.		4.0160	12/03/29	169,632
252,000	Verizon Communications, Inc.		2.5500	03/21/31	245,852
104,000	Verizon Communications, Inc.		4.5000	08/10/33	117,729
252,000	Verizon Communications, Inc.		3.4000	03/22/41	250,143
104,000	Verizon Communications, Inc.		4.8620	08/21/46	127,850
156,000	Verizon Communications, Inc.		3.5500	03/22/51	158,239
156,000	Verizon Communications, Inc.		3.7000	03/22/61	157,154
156,000	Vodafone Group PLC		4.3750	05/30/28	170,716
104,000	Vodafone Group PLC		5.2500	05/30/48	125,615
208,000	Vodafone Group PLC(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	239,396

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	TELECOMMUNICATIONS — 9.4% (Continued)
368,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)	7.7500	08/15/28	$ 371,727
368,000	Zayo Group Holdings, Inc.(a)	4.0000	03/01/27	348,135
				7,282,511
	TOBACCO & CANNABIS — 0.3%
252,000	BAT Capital Corporation	3.5570	08/15/27	257,925

	TRANSPORTATION & LOGISTICS — 3.0%
208,000	American Airlines, Inc.(a)	11.7500	07/15/25	252,285
368,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	376,280
368,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	377,369
208,000	Delta Air Lines, Inc.	7.3750	01/15/26	236,723
368,000	Hawaiian Brand Intellectual Property Ltd.(a)	5.7500	01/20/26	376,915
368,000	United Airlines, Inc.(a)	4.3750	04/15/26	365,928
368,000	United Airlines, Inc.(a)	4.6250	04/15/29	364,756
				2,350,256
	TOTAL CORPORATE BONDS (Cost $54,156,011)			51,531,376

	U.S. GOVERNMENT & AGENCIES — 28.8%
	U.S. TREASURY BILLS — 28.8%
6,040,000	United States Treasury Note	1.6250	05/15/31	5,967,803
8,960,000	United States Treasury Note	2.2500	05/15/41	9,080,400
6,848,000	United States Treasury Note	2.3750	05/15/51	7,267,440
				22,315,643
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,904,777)			22,315,643

	TOTAL INVESTMENTS - 95.4% (Cost $77,060,788)			$ 73,847,019
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			3,567,860
	NET ASSETS - 100.0%			$ 77,414,879

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month
USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 15,273,863 or 19.7% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2022.